Segment Information - Summary of Geographical Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Disclosure of geographical areas [line items]
Revenue	¥ 8,150,032	¥ 7,608,931	¥ 19,525,255	¥ 22,967,208	¥ 29,866,547
Operating expenses	7,162,092	6,968,834	18,017,334	20,927,893	27,467,315
Operating income	987,941	640,097	1,507,922	2,039,315	¥ 2,399,232
Revenues from external customers [member]
Disclosure of geographical areas [line items]
Revenue	8,150,032	7,608,931	19,525,255	22,967,208
Inter-segment revenues and transfers [member]
Disclosure of geographical areas [line items]
Revenue
Japan [Member]
Disclosure of geographical areas [line items]
Revenue	4,384,678	4,043,699	10,748,113	12,465,324
Operating expenses	3,846,137	3,640,653	9,967,230	11,235,500
Operating income	538,541	403,046	780,883	1,229,824
Japan [Member] | Revenues from external customers [member]
Disclosure of geographical areas [line items]
Revenue	2,429,659	2,328,521	6,169,283	7,161,401
Japan [Member] | Inter-segment revenues and transfers [member]
Disclosure of geographical areas [line items]
Revenue	1,955,019	1,715,178	4,578,830	5,303,922
North America [Member]
Disclosure of geographical areas [line items]
Revenue	2,938,247	2,708,605	6,884,194	8,230,802
Operating expenses	2,725,261	2,613,653	6,552,457	7,906,809
Operating income	212,986	94,952	331,736	323,993
North America [Member] | Revenues from external customers [member]
Disclosure of geographical areas [line items]
Revenue	2,897,118	2,649,156	6,780,176	8,064,578
North America [Member] | Inter-segment revenues and transfers [member]
Disclosure of geographical areas [line items]
Revenue	41,129	59,449	104,017	166,223
Europe [Member]
Disclosure of geographical areas [line items]
Revenue	905,571	866,866	2,187,621	2,563,520
Operating expenses	852,592	821,135	2,125,004	2,444,002
Operating income	52,979	45,730	62,617	119,518
Europe [Member] | Revenues from external customers [member]
Disclosure of geographical areas [line items]
Revenue	861,504	814,894	2,072,093	2,399,538
Europe [Member] | Inter-segment revenues and transfers [member]
Disclosure of geographical areas [line items]
Revenue	44,067	51,972	115,528	163,981
Asia [Member]
Disclosure of geographical areas [line items]
Revenue	1,543,432	1,400,011	3,599,183	4,160,885
Operating expenses	1,388,071	1,318,215	3,307,569	3,859,559
Operating income	155,361	81,795	291,614	301,327
Asia [Member] | Revenues from external customers [member]
Disclosure of geographical areas [line items]
Revenue	1,392,879	1,278,648	3,260,598	3,779,372
Asia [Member] | Inter-segment revenues and transfers [member]
Disclosure of geographical areas [line items]
Revenue	150,553	121,362	338,585	381,513
Other [Member]
Disclosure of geographical areas [line items]
Revenue	606,000	555,569	1,306,347	1,631,103
Operating expenses	571,094	531,611	1,262,960	1,561,232
Operating income	34,906	23,958	43,387	69,872
Other [Member] | Revenues from external customers [member]
Disclosure of geographical areas [line items]
Revenue	568,873	537,711	1,243,105	1,562,318
Other [Member] | Inter-segment revenues and transfers [member]
Disclosure of geographical areas [line items]
Revenue	37,127	17,858	63,242	68,785
Elimination [member]
Disclosure of geographical areas [line items]
Revenue	(2,227,896)	(1,965,819)	(5,200,202)	(6,084,426)
Operating expenses	(2,221,064)	(1,956,433)	(5,197,887)	(6,079,208)
Operating income	(6,832)	(9,386)	(2,315)	(5,217)
Elimination [member] | Inter-segment revenues and transfers [member]
Disclosure of geographical areas [line items]
Revenue	¥ (2,227,896)	¥ (1,965,819)	¥ (5,200,202)	¥ (6,084,426)